CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 106	$ 141
Trade receivables and other (Note 6)	836	1,005
Income tax receivable	19	113
Inventory (Note 7)	284	301
Derivative financial instruments (Note 23)	14	13
Current assets	1,259	1,573
Non-current assets
Property, plant and equipment (Note 8)	22,550	22,738
Intangible assets and goodwill (Note 9)	6,345	6,528
Investments in equity accounted investees (Note 10)	4,344	4,267
Right-of-use assets (Note 13)	526	530
Finance lease receivables (Note 13)	239	223
Derivative financial instruments (Note 23)	114	0
Other assets	178	108
Non-current assets	34,296	34,394
Total assets	35,555	35,967
Current liabilities
Trade payables and other (Note 12)	1,321	1,202
Loans and borrowings (Note 14)	600	1,525
Lease liabilities	83	89
Contract liabilities (Note 18)	39	43
Derivative financial instruments (Note 23)	22	49
Current liabilities	2,065	2,908
Non-current liabilities
Loans and borrowings (Note 14)	11,066	10,535
Subordinated hybrid notes (Note 14)	1,022	596
Lease liabilities	539	576
Decommissioning provision (Note 15)	540	426
Contract liabilities (Note 18)	305	255
Deferred tax liabilities (Note 11)	2,957	2,868
Derivative financial instruments (Note 23)	116	110
Other liabilities	174	183
Non-current liabilities	16,719	15,549
Total liabilities	18,784	18,457
Total equity	16,771	17,510
Total liabilities and equity	$ 35,555	$ 35,967